CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
CONDENSED CONSOLIDATED BALANCE SHEETS
Property and equipment, accumulated depreciation (in dollars)	$ 2,097	$ 2,075	$ 1,983
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	87,000,000	87,000,000	43,750,000
Common stock, shares issued	21,201,536	21,046,591	21,046,591
Common stock, shares outstanding	21,201,536	21,046,591	21,046,591